Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ROYCE FUND
Entity Central Index Key	0000709364
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Royce Small-Cap Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Fund
Class Name	Consultant Class
Trading Symbol	RYPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Small-Cap Fund—Consultant Class	$201	1.95%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Fund advanced 6.09% for the year, lagging its benchmark, the Russell 2000 Index, which was up 11.54% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Industrials and Information Technology.

At the industry level, capital markets (Financials), machinery (Industrials), and insurance (Financials) contributed most.

The Fund’s top contributor was First Citizens BancShares Cl. A.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Health Care, Consumer Discretionary and Energy.

At the industry level, health care equipment & supplies (Health Care), chemicals (Materials), and interactive media & services (Communication Services) were the largest detractors.

The Fund’s top detractor was Enovis Corporation.

Stock selection within Information Technology detracted most from relative results versus the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]
Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Consultant Class	6.09	8.29	7.74
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 1,870,000,000
Holdings Count | Holdings	285
Advisory Fees Paid, Amount	$ 14,500,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$1,870
Number of Holdings	285
2024 Portfolio Turnover Rate	37%
Advisory Fees Paid in 2024 (Millions)	$14.5

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions

Arcosa	2.0
Air Lease Cl. A	1.5
Assured Guaranty	1.4
SEI Investments	1.4
Element Solutions	1.4
PAR Technology	1.4
Haemonetics Corporation	1.3
E-L Financial	1.2
Enovis Corporation	1.1
Onto Innovation	1.0

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective May 1, 2024, the Fund’s name was changed from Royce Pennsylvania Mutual Fund to Royce Small-Cap Fund.

The Fund’s new non-fundamental investment policy, which requires it to invest at least 80% of its net assets in equity securities of small-cap companies under normal circumstances, became effective May 1, 2024.

Effective September 30, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective September 30, 2024, the Fund’s portfolio managers are Jay S. Kaplan, Lauren A. Romeo, Steven G. McBoyle, Miles Lewis, and Andrew S. Palen while Francis D. Gannon, a Royce Co-Chief Investment Officer, monitors and, from time to time, adjusts allocations across various segments of the Fund’s portfolio.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Fund’s name was changed from Royce Pennsylvania Mutual Fund to Royce Small-Cap Fund.
Royce Small-Cap Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Fund
Class Name	Investment Class
Trading Symbol	PENNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Small-Cap Fund—Investment Class	$96	0.93%

GiftShare accounts pay an annual trustee fee of $50 to Alliance Trust Company, as trustee. Because such fee is not included in the total annual Fund operating expenses shown above, total annual Fund operating expenses for GiftShare accounts would have been higher.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Fund advanced 7.07% for the year, lagging its benchmark, the Russell 2000 Index, which was up 11.54% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Industrials and Information Technology.

At the industry level, capital markets (Financials), machinery (Industrials), and insurance (Financials) contributed most.

The Fund’s top contributor was First Citizens BancShares Cl. A.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Health Care, Consumer Discretionary and Energy.

At the industry level, health care equipment & supplies (Health Care), chemicals (Materials), and interactive media & services (Communication Services) were the largest detractors.

The Fund’s top detractor was Enovis Corporation.

Stock selection within Information Technology detracted most from relative results versus the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]
Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Investment Class	7.07	9.38	8.83
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 1,870,000,000
Holdings Count | Holdings	285
Advisory Fees Paid, Amount	$ 14,500,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$1,870
Number of Holdings	285
2024 Portfolio Turnover Rate	37%
Advisory Fees Paid in 2024 (Millions)	$14.5

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions

Arcosa	2.0
Air Lease Cl. A	1.5
Assured Guaranty	1.4
SEI Investments	1.4
Element Solutions	1.4
PAR Technology	1.4
Haemonetics Corporation	1.3
E-L Financial	1.2
Enovis Corporation	1.1
Onto Innovation	1.0

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective May 1, 2024, the Fund’s name was changed from Royce Pennsylvania Mutual Fund to Royce Small-Cap Fund.

The Fund’s new non-fundamental investment policy, which requires it to invest at least 80% of its net assets in equity securities of small-cap companies under normal circumstances, became effective May 1, 2024.

Effective May 1, 2024, the early redemption fees imposed on sales of Investment Class shares of the Fund held for less than 30 days were eliminated.

Effective September 30, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective September 30, 2024, the Fund’s portfolio managers are Jay S. Kaplan, Lauren A. Romeo, Steven G. McBoyle, Miles Lewis, and Andrew S. Palen while Francis D. Gannon, a Royce Co-Chief Investment Officer, monitors and, from time to time, adjusts allocations across various segments of the Fund’s portfolio.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Fund’s name was changed from Royce Pennsylvania Mutual Fund to Royce Small-Cap Fund.
Royce Small-Cap Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Fund
Class Name	Institutional Class
Trading Symbol	RPMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Small-Cap Fund—Institutional Class	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Fund advanced 7.23% for the year, lagging its benchmark, the Russell 2000 Index, which was up 11.54% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Industrials and Information Technology.

At the industry level, capital markets (Financials), machinery (Industrials), and insurance (Financials) contributed most.

The Fund’s top contributor was First Citizens BancShares Cl. A.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Health Care, Consumer Discretionary and Energy.

At the industry level, health care equipment & supplies (Health Care), chemicals (Materials), and interactive media & services (Communication Services) were the largest detractors.

The Fund’s top detractor was Enovis Corporation.

Stock selection within Information Technology detracted most from relative results versus the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $1,000,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]
Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Institutional Class	7.23	9.45	8.92
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 1,870,000,000
Holdings Count | Holdings	285
Advisory Fees Paid, Amount	$ 14,500,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$1,870
Number of Holdings	285
2024 Portfolio Turnover Rate	37%
Advisory Fees Paid in 2024 (Millions)	$14.5

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions

Arcosa	2.0
Air Lease Cl. A	1.5
Assured Guaranty	1.4
SEI Investments	1.4
Element Solutions	1.4
PAR Technology	1.4
Haemonetics Corporation	1.3
E-L Financial	1.2
Enovis Corporation	1.1
Onto Innovation	1.0

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective May 1, 2024, the Fund’s name was changed from Royce Pennsylvania Mutual Fund to Royce Small-Cap Fund.

The Fund’s new non-fundamental investment policy, which requires it to invest at least 80% of its net assets in equity securities of small-cap companies under normal circumstances, became effective May 1, 2024.

Effective September 30, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective September 30, 2024, the Fund’s portfolio managers are Jay S. Kaplan, Lauren A. Romeo, Steven G. McBoyle, Miles Lewis, and Andrew S. Palen while Francis D. Gannon, a Royce Co-Chief Investment Officer, monitors and, from time to time, adjusts allocations across various segments of the Fund’s portfolio.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Fund’s name was changed from Royce Pennsylvania Mutual Fund to Royce Small-Cap Fund.
Royce Small-Cap Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Fund
Class Name	Service Class
Trading Symbol	RYPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Small-Cap Fund—Service Class	$131	1.27%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

GiftShare accounts pay an annual trustee fee of $50 to Alliance Trust Company, as trustee. Because such fee is not included in the total annual Fund operating expenses shown above, total annual Fund operating expenses for GiftShare accounts would have been higher.

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Fund advanced 6.83% for the year, lagging its benchmark, the Russell 2000 Index, which was up 11.54% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Industrials and Information Technology.

At the industry level, capital markets (Financials), machinery (Industrials), and insurance (Financials) contributed most.

The Fund’s top contributor was First Citizens BancShares Cl. A.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Health Care, Consumer Discretionary and Energy.

At the industry level, health care equipment & supplies (Health Care), chemicals (Materials), and interactive media & services (Communication Services) were the largest detractors.

The Fund’s top detractor was Enovis Corporation.

Stock selection within Information Technology detracted most from relative results versus the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]
Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Service Class	6.83	9.07	8.48
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 1,870,000,000
Holdings Count | Holdings	285
Advisory Fees Paid, Amount	$ 14,500,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$1,870
Number of Holdings	285
2024 Portfolio Turnover Rate	37%
Advisory Fees Paid in 2024 (Millions)	$14.5

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions

Arcosa	2.0
Air Lease Cl. A	1.5
Assured Guaranty	1.4
SEI Investments	1.4
Element Solutions	1.4
PAR Technology	1.4
Haemonetics Corporation	1.3
E-L Financial	1.2
Enovis Corporation	1.1
Onto Innovation	1.0

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective May 1, 2024, the Fund’s name was changed from Royce Pennsylvania Mutual Fund to Royce Small-Cap Fund.

The Fund’s new non-fundamental investment policy, which requires it to invest at least 80% of its net assets in equity securities of small-cap companies under normal circumstances, became effective May 1, 2024.

Effective May 1, 2024, the early redemption fees imposed on sales of Service Class shares of the Fund held for less than 30 days were eliminated. Effective September 30, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective September 30, 2024, the Fund’s portfolio managers are Jay S. Kaplan, Lauren A. Romeo, Steven G. McBoyle, Miles Lewis, and Andrew S. Palen while Francis D. Gannon, a Royce Co-Chief Investment Officer, monitors and, from time to time, adjusts allocations across various segments of the Fund’s portfolio.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Fund’s name was changed from Royce Pennsylvania Mutual Fund to Royce Small-Cap Fund.
Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Dividend Value Fund
Class Name	Investment Class
Trading Symbol	RDVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Dividend Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Dividend Value Fund—Investment Class	$120	1.09%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Dividend Value Fund advanced 20.09% for the year, outperforming its benchmark, the Russell 2500 Index, which was up 12.00% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Industrials and Materials.

At the industry level, capital markets (Financials), trading companies & distributors (Industrials), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was FTAI Aviation.

Stock selection within Financials contributed most to relative results versus the Russell 2500 Index.

Top Detractors from Performance

The only sectors making detractions were Consumer Discretionary and Energy.

At the industry level, machinery (Industrials), household durables (Consumer Discretionary), and chemicals (Materials) were the largest detractors.

The Fund’s top detractor was Spirax Group.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2500 Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Investment Class	20.09	10.02	9.02
Russell 3000 Index	23.81	13.86	12.55
Russell 2500 Index	12.00	8.77	8.85
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 70,000,000
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$70
Number of Holdings	46
2024 Portfolio Turnover Rate	62%
Advisory Fees Paid in 2024 (Millions)	$0.6

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions

Advance Auto Parts	4.0
Academy Sports & Outdoors	3.8
SEI Investments	3.7
Kyndryl Holdings	3.4
Assured Guaranty	3.3
Axis Capital Holdings	2.8
FTAI Aviation	2.8
AptarGroup	2.7
Kulicke & Soffa Industries	2.6
Vontier Corporation	2.5

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Investment Class shares of the Fund held for less than 30 days were eliminated.

Effective September 30, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective September 30, 2024, Miles Lewis is the Fund’s lead portfolio manager, Joseph Hintz is portfolio manager, and Jag Sriram is assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Service Class
Shareholder Report [Line Items]
Fund Name	Royce Dividend Value Fund
Class Name	Service Class
Trading Symbol	RYDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Dividend Value Fund for the period of January 1, 2024 to December 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Dividend Value Fund—Service Class	$147	1.34%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Dividend Value Fund advanced 19.62% for the year, outperforming its benchmark, the Russell 2500 Index, which was up 12.00% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Industrials and Materials.

At the industry level, capital markets (Financials), trading companies & distributors (Industrials), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was FTAI Aviation.

Stock selection within Financials contributed most to relative results versus the Russell 2500 Index.

Top Detractors from Performance

The only sectors making detractions were Consumer Discretionary and Energy.

At the industry level, machinery (Industrials), household durables (Consumer Discretionary), and chemicals (Materials) were the largest detractors.

The Fund’s top detractor was Spirax Group.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2500 Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Service Class	19.62	9.77	8.74
Russell 3000 Index	23.81	13.86	12.55
Russell 2500 Index	12.00	8.77	8.85
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 70,000,000
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$70
Number of Holdings	46
2024 Portfolio Turnover Rate	62%
Advisory Fees Paid in 2024 (Millions)	$0.6

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions

Advance Auto Parts	4.0
Academy Sports & Outdoors	3.8
SEI Investments	3.7
Kyndryl Holdings	3.4
Assured Guaranty	3.3
Axis Capital Holdings	2.8
FTAI Aviation	2.8
AptarGroup	2.7
Kulicke & Soffa Industries	2.6
Vontier Corporation	2.5

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Service Class shares of the Fund held for less than 30 days were eliminated.

Effective September 30, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective September 30, 2024, Miles Lewis is the Fund’s lead portfolio manager, Joseph Hintz is portfolio manager, and Jag Sriram is assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce International Premier Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce International Premier Fund
Class Name	Investment Class
Trading Symbol	RIPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce International Premier Fund for the period of January 1, 2024 to December 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce International Premier Fund—Investment Class	$115	1.19%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce International Premier Fund declined 7.17% for the year, lagging its benchmark, the MSCI ACWI ex USA Small Cap Index, which was up 3.36% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Communication Services, Real Estate and Financials.

At the industry level, electronic equipment, instruments & components (Information Technology), interactive media & services (Communication Services), and commercial services & supplies (Industrials) were the largest contributors.

At the country level, Sweden, Poland, and South Korea were the largest contributors.

The Fund’s top contributor was Marlowe.

An underweight in Real Estate contributed most to relative results versus the MSCI ACWI ex USA Small Cap Index.

Top Detractors from Performance

The sectors making the largest detractions were Health Care, Industrials and Materials.

At the industry level, health care providers & services (Health Care), software (Information Technology), and chemicals (Materials) detracted most.

At the country level, Australia, Canada, and France were the largest detractors.

The Fund’s top detractor was CVS Group.

Stock selection within Industrials detracted most from relative results versus the MSCI ACWI ex USA Small Cap Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]
Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Investment Class	-7.17	-2.10	5.53
MSCI ACWI ex USA IMI Index	5.23	4.12	4.91
MSCI ACWI ex USA Small Cap Index	3.36	4.30	5.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 179
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$179
Number of Holdings	54
2024 Portfolio Turnover Rate	31%
Advisory Fees Paid in 2024 (Millions)	$3.1

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions		Country Breakdown[1,2]
NICE Information Service	3.3	Japan	23.8
Zuken	3.0	United Kingdom	18.9
DiscoverIE Group	2.9	Sweden	7.0
Maruwa	2.6	France	6.5
Johns Lyng Group	2.6	Australia	6.4
JTC	2.5	Italy	6.0
Ashtead Technology Holdings	2.3	Germany	4.8
Intertek Group	2.3	Switzerland	4.7
Vitec Software Group Cl. B	2.3	South Korea	3.3
Riken Keiki	2.3	[1] Represents countries that are 3% or more of net assets.
		[2] Securities are categorized by the country of their headquarters.

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Investment Class shares of the Fund held for less than 30 days were eliminated.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the early redemption fees imposed on sales of Investment Class shares of the Fund held for less than 30 days were eliminated.
Royce International Premier Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce International Premier Fund
Class Name	Institutional Class
Trading Symbol	RIPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce International Premier Fund for the period of January 1, 2024 to December 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce International Premier Fund—Institutional Class	$100	1.04%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce International Premier Fund declined -7.03% for the year, lagging its benchmark, the MSCI ACWI ex USA Small Cap Index, which was up 3.36% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Communication Services, Real Estate and Financials.

At the industry level, electronic equipment, instruments & components (Information Technology), interactive media & services (Communication Services), and commercial services & supplies (Industrials) were the largest contributors.

At the country level, Sweden, Poland, and South Korea were the largest contributors.

The Fund’s top contributor was Marlowe.

An underweight in Real Estate contributed most to relative results versus the MSCI ACWI ex USA Small Cap Index.

Top Detractors from Performance

The sectors making the largest detractions were Health Care, Industrials and Materials.

At the industry level, health care providers & services (Health Care), software (Information Technology), and chemicals (Materials) detracted most.

At the country level, Australia, Canada, and France were the largest detractors.

The Fund’s top detractor was CVS Group.

Stock selection within Industrials detracted most from relative results versus the MSCI ACWI ex USA Small Cap Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]	Cumulative Performance: Value of $1,000,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]
Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Institutional Class	-7.03	-1.96	5.55
MSCI ACWI ex USA IMI Index	5.23	4.12	4.91
MSCI ACWI ex USA Small Cap Index	3.36	4.30	5.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 179,000,000
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$179
Number of Holdings	54
2024 Portfolio Turnover Rate	31%
Advisory Fees Paid in 2024 (Millions)	$3.1

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions		Country Breakdown[1,2]
NICE Information Service	3.3	Japan	23.8
Zuken	3.0	United Kingdom	18.9
DiscoverIE Group	2.9	Sweden	7.0
Maruwa	2.6	France	6.5
Johns Lyng Group	2.6	Australia	6.4
JTC	2.5	Italy	6.0
Ashtead Technology Holdings	2.3	Germany	4.8
Intertek Group	2.3	Switzerland	4.7
Vitec Software Group Cl. B	2.3	South Korea	3.3
Riken Keiki	2.3	[1] Represents countries that are 3% or more of net assets.
		[2] Securities are categorized by the country of their headquarters.

Royce International Premier Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce International Premier Fund
Class Name	Service Class
Trading Symbol	RYIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce International Premier Fund for the period of January 1, 2024 to December 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce International Premier Fund—Service Class	$139	1.44%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce International Premier Fund declined -7.36% for the year, lagging its benchmark, the MSCI ACWI ex USA Small Cap Index, which was up 3.36% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Communication Services, Real Estate and Financials.

At the industry level, electronic equipment, instruments & components (Information Technology), interactive media & services (Communication Services), and commercial services & supplies (Industrials) were the largest contributors.

At the country level, Sweden, Poland, and South Korea were the largest contributors.

The Fund’s top contributor was Marlowe.

An underweight in Real Estate contributed most to relative results versus the MSCI ACWI ex USA Small Cap Index.

Top Detractors from Performance

The sectors making the largest detractions were Health Care, Industrials and Materials.

At the industry level, health care providers & services (Health Care), software (Information Technology), and chemicals (Materials) detracted most.

At the country level, Australia, Canada, and France were the largest detractors.

The Fund’s top detractor was CVS Group.

Stock selection within Industrials detracted most from relative results versus the MSCI ACWI ex USA Small Cap Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]
Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Service Class	-7.36	-2.34	5.28
MSCI ACWI ex USA IMI Index	5.23	4.12	4.91
MSCI ACWI ex USA Small Cap Index	3.36	4.30	5.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 179,000,000
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$179
Number of Holdings	54
2024 Portfolio Turnover Rate	31%
Advisory Fees Paid in 2024 (Millions)	$3.1

Holdings [Text Block]	Portfolio Sector Breakdown
Largest Holdings [Text Block]

Top 10 Positions		Country Breakdown[1,2]
NICE Information Service	3.3	Japan	23.8
Zuken	3.0	United Kingdom	18.9
DiscoverIE Group	2.9	Sweden	7.0
Maruwa	2.6	France	6.5
Johns Lyng Group	2.6	Australia	6.4
JTC	2.5	Italy	6.0
Ashtead Technology Holdings	2.3	Germany	4.8
Intertek Group	2.3	Switzerland	4.7
Vitec Software Group Cl. B	2.3	South Korea	3.3
Riken Keiki	2.3	[1] Represents countries that are 3% or more of net assets.
		[2] Securities are categorized by the country of their headquarters.

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Service Class shares of the Fund held for less than 30 days were eliminated.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce Micro-Cap Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Micro-Cap Fund
Class Name	Consultant Class
Trading Symbol	RYMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Micro-Cap Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Micro-Cap Fund—Consultant Class	$238	2.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Micro-Cap Fund advanced 12.17% for the year, lagging its benchmark, the Russell Microcap Index, which was up 13.70% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology and Health Care.

At the industry level, construction & engineering (Industrials), energy equipment & services (Energy), and electronic equipment, instruments & components (Information Technology) contributed most.

The Fund’s top contributor was IES Holdings.

Stock selection within Health Care contributed most to relative results versus the Russell Microcap Index.

Top Detractors from Performance

The only sectors making detractions were Consumer Discretionary and Real Estate.

At the industry level, specialty retail (Consumer Discretionary), professional services (Industrials), and textiles, apparel & luxury goods (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Beyond.

Stock selection within Information Technology detracted most from relative results versus the Russell Microcap Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Consultant Class	12.17	10.09	6.34
Russell 3000 Index	23.81	13.86	12.55
Russell Microcap Index	13.70	6.97	6.77
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 306,000,000
Holdings Count | Holdings	140
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$306
Number of Holdings	140
2024 Portfolio Turnover Rate	18%
Advisory Fees Paid in 2024 (Millions)	$3.1

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions

Natural Gas Services Group	1.5
Graham Corporation	1.5
American Outdoor Brands	1.4
BayCom Corp.	1.3
QuinStreet	1.3
IMAX Corporation	1.3
FARO Technologies	1.3
NPK International	1.3
CECO Environmental	1.2
Artivion	1.2

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective September 30, 2024, James P. Stoeffel is the Fund’s portfolio manager and Andrew S. Palen is the Fund’s assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce Micro-Cap Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Micro-Cap Fund
Class Name	Investment Class
Trading Symbol	RYOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Micro-Cap Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Micro-Cap Fund—Investment Class	$131	1.23%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Micro-Cap Fund advanced 13.37% for the year, lagging its benchmark, the Russell Microcap Index, which was up 13.70% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology and Health Care.

At the industry level, construction & engineering (Industrials), energy equipment & services (Energy), and electronic equipment, instruments & components (Information Technology) contributed most.

The Fund’s top contributor was IES Holdings.

Stock selection within Health Care contributed most to relative results versus the Russell Microcap Index.

Top Detractors from Performance

The only sectors making detractions were Consumer Discretionary and Real Estate.

At the industry level, specialty retail (Consumer Discretionary), professional services (Industrials), and textiles, apparel & luxury goods (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Beyond.

Stock selection within Information Technology detracted most from relative results versus the Russell Microcap Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Investment Class	13.37	11.31	7.51
Russell 3000 Index	23.81	13.86	12.55
Russell Microcap Index	13.70	6.97	6.77
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 306,000,000
Holdings Count | Holdings	140
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$306
Number of Holdings	140
2024 Portfolio Turnover Rate	18%
Advisory Fees Paid in 2024 (Millions)	$3.1

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions

Natural Gas Services Group	1.5
Graham Corporation	1.5
American Outdoor Brands	1.4
BayCom Corp.	1.3
QuinStreet	1.3
IMAX Corporation	1.3
FARO Technologies	1.3
NPK International	1.3
CECO Environmental	1.2
Artivion	1.2

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Investment Class shares of the Fund held for less than 30 days were eliminated.

Effective September 30, 2024, James P. Stoeffel is the Fund’s portfolio manager and Andrew S. Palen is the Fund’s assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce Micro-Cap Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Micro-Cap Fund
Class Name	Service Class
Trading Symbol	RMCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Micro-Cap Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Micro-Cap Fund—Service Class	$159	1.49%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Micro-Cap Fund advanced 13.01% for the year, lagging its benchmark, the Russell Microcap Index, which was up 13.70% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology and Health Care.

At the industry level, construction & engineering (Industrials), energy equipment & services (Energy), and electronic equipment, instruments & components (Information Technology) contributed most.

The Fund’s top contributor was IES Holdings.

Stock selection within Health Care contributed most to relative results versus the Russell Microcap Index.

Top Detractors from Performance

The only sectors making detractions were Consumer Discretionary and Real Estate.

At the industry level, specialty retail (Consumer Discretionary), professional services (Industrials), and textiles, apparel & luxury goods (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Beyond.

Stock selection within Information Technology detracted most from relative results versus the Russell Microcap Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)
Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Service Class	13.01	11.02	7.33
Russell 3000 Index	23.81	13.86	12.55
Russell Microcap Index	13.70	6.97	6.77
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 306,000,000
Holdings Count | Holdings	140
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$306
Number of Holdings	140
2024 Portfolio Turnover Rate	18%
Advisory Fees Paid in 2024 (Millions)	$3.1

Holdings [Text Block]	Portfolio Sector Breakdown
Largest Holdings [Text Block]

Top 10 Positions

Natural Gas Services Group	1.5
Graham Corporation	1.5
American Outdoor Brands	1.4
BayCom Corp.	1.3
QuinStreet	1.3
IMAX Corporation	1.3
FARO Technologies	1.3
NPK International	1.3
CECO Environmental	1.2
Artivion	1.2

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Service Class shares of the Fund held for less than 30 days were eliminated.

Effective September 30, 2024, James P. Stoeffel is the Fund’s portfolio manager and Andrew S. Palen is the Fund’s assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Opportunity Fund
Class Name	Consultant Class
Trading Symbol	ROFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268.
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Small-Cap Opportunity Fund—Consultant Class	$234	2.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Opportunity Fund advanced 9.06% for the year, outperforming its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology and Energy.

At the industry level, construction & engineering (Industrials), energy equipment & services (Energy), and aerospace & defense (Industrials) contributed most.

The Fund’s top contributor was Solaris Energy Infrastructure Cl. A.

Stock selection within Energy contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The only sectors making detractions were Consumer Discretionary and Real Estate.

At the industry level, specialty retail (Consumer Discretionary), automobile components (Consumer Discretionary), and professional services (Industrials) were the largest detractors.

The Fund’s top detractor was Stoneridge.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)
Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Consultant Class	9.06	11.37	8.57
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 1,172,000,000
Holdings Count | Holdings	226
Advisory Fees Paid, Amount	$ 12,400,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$1,172
Number of Holdings	226
2024 Portfolio Turnover Rate	35%
Advisory Fees Paid in 2024 (Millions)	$12.4

Holdings [Text Block]	Portfolio Sector Breakdown
Largest Holdings [Text Block]

Top 10 Positions

Solaris Energy Infrastructure Cl. A	1.0
Kyndryl Holdings	1.0
Chart Industries	1.0
Lakeland Industries	0.9
Select Water Solutions Cl. A	0.9
Azenta	0.9
Knowles Corporation	0.9
CECO Environmental	0.8
FARO Technologies	0.8
Healthcare Services Group	0.8

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective September 30, 2024, Brendan J. Hartman is the Fund’s lead portfolio manager, James P. Stoeffel and James J. Harvey are portfolio managers, and Kavitha Venkatraman is assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce Small-Cap Opportunity Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Opportunity Fund
Class Name	Investment Class
Trading Symbol	RYPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Small-Cap Opportunity Fund—Investment Class	$128	1.22%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Opportunity Fund advanced 10.30% for the year, outperforming its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology and Energy.

At the industry level, construction & engineering (Industrials), energy equipment & services (Energy), and aerospace & defense (Industrials) contributed most.

The Fund’s top contributor was Solaris Energy Infrastructure Cl. A.

Stock selection within Energy contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The only sectors making detractions were Consumer Discretionary and Real Estate.

At the industry level, specialty retail (Consumer Discretionary), automobile components (Consumer Discretionary), and professional services (Industrials) were the largest detractors.

The Fund’s top detractor was Stoneridge.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Investment Class	10.30	12.61	9.78
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 1,172,000,000
Holdings Count | Holdings	226
Advisory Fees Paid, Amount	$ 12,400,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$1,172
Number of Holdings	226
2024 Portfolio Turnover Rate	35%
Advisory Fees Paid in 2024 (Millions)	$12.4

Holdings [Text Block]	Portfolio Sector Breakdown
Largest Holdings [Text Block]

Top 10 Positions

Solaris Energy Infrastructure Cl. A	1.0
Kyndryl Holdings	1.0
Chart Industries	1.0
Lakeland Industries	0.9
Select Water Solutions Cl. A	0.9
Azenta	0.9
Knowles Corporation	0.9
CECO Environmental	0.8
FARO Technologies	0.8
Healthcare Services Group	0.8

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Investment Class shares of the Fund held for less than 30 days were eliminated.

Effective September 30, 2024, Brendan J. Hartman is the Fund’s lead portfolio manager, James P. Stoeffel and James J. Harvey are portfolio managers, and Kavitha Venkatraman is assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce Small-Cap Opportunity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Opportunity Fund
Class Name	Institutional Class
Trading Symbol	ROFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Opportunity Fund—Institutional Class	$118	1.12%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Opportunity Fund advanced 10.43% for the year, outperforming its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology and Energy.

At the industry level, construction & engineering (Industrials), energy equipment & services (Energy), and aerospace & defense (Industrials) contributed most.

The Fund’s top contributor was Solaris Energy Infrastructure Cl. A.

Stock selection within Energy contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The only sectors making detractions were Consumer Discretionary and Real Estate.

At the industry level, specialty retail (Consumer Discretionary), automobile components (Consumer Discretionary), and professional services (Industrials) were the largest detractors.

The Fund’s top detractor was Stoneridge.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]	Cumulative Performance: Value of $1,000,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns

Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Institutional Class	10.43	12.73	9.90
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 1,172,000,000
Holdings Count | Holdings	226
Advisory Fees Paid, Amount	$ 12,400,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$1,172
Number of Holdings	226
2024 Portfolio Turnover Rate	35%
Advisory Fees Paid in 2024 (Millions)	$12.4

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
Solaris Energy Infrastructure Cl. A	1.0
Kyndryl Holdings	1.0
Chart Industries	1.0
Lakeland Industries	0.9
Select Water Solutions Cl. A	0.9
Azenta	0.9
Knowles Corporation	0.9
CECO Environmental	0.8
FARO Technologies	0.8
Healthcare Services Group	0.8

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective September 30, 2024, Brendan J. Hartman is the Fund’s lead portfolio manager, James P. Stoeffel and James J. Harvey are portfolio managers, and Kavitha Venkatraman is assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce Small-Cap Opportunity Fund - R Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Opportunity Fund
Class Name	R Class
Trading Symbol	ROFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Opportunity Fund—R Class	$194	1.85%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Opportunity Fund advanced 9.54% for the year, outperforming its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology and Energy.

At the industry level, construction & engineering (Industrials), energy equipment & services (Energy), and aerospace & defense (Industrials) contributed most.

The Fund’s top contributor was Solaris Energy Infrastructure Cl. A.

Stock selection within Energy contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The only sectors making detractions were Consumer Discretionary and Real Estate.

At the industry level, specialty retail (Consumer Discretionary), automobile components (Consumer Discretionary), and professional services (Industrials) were the largest detractors.

The Fund’s top detractor was Stoneridge.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns
Through 12/31/24 (%)
	1-YR	5-YR	10-YR
R Class	9.54	11.89	9.08
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 1,172,000,000
Holdings Count | Holdings	226
Advisory Fees Paid, Amount	$ 12,400,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$1,172
Number of Holdings	226
2024 Portfolio Turnover Rate	35%
Advisory Fees Paid in 2024 (Millions)	$12.4

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Solaris Energy Infrastructure Cl. A	1.0
Kyndryl Holdings	1.0
Chart Industries	1.0
Lakeland Industries	0.9
Select Water Solutions Cl. A	0.9
Azenta	0.9
Knowles Corporation	0.9
CECO Environmental	0.8
FARO Technologies	0.8
Healthcare Services Group	0.8

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective September 30, 2024, Brendan J. Hartman is the Fund’s lead portfolio manager, James P. Stoeffel and James J. Harvey are portfolio managers, and Kavitha Venkatraman is assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce Small-Cap Opportunity Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Opportunity Fund
Class Name	Service Class
Trading Symbol	RYOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Opportunity Fund—Service Class	$156	1.49%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Opportunity Fund advanced 9.99% for the year, outperforming its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology and Energy.

At the industry level, construction & engineering (Industrials), energy equipment & services (Energy), and aerospace & defense (Industrials) contributed most.

The Fund’s top contributor was Solaris Energy Infrastructure Cl. A.

Stock selection within Energy contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The only sectors making detractions were Consumer Discretionary and Real Estate.

At the industry level, specialty retail (Consumer Discretionary), automobile components (Consumer Discretionary), and professional services (Industrials) were the largest detractors.

The Fund’s top detractor was Stoneridge.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns
Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Service Class	9.99	12.31	9.46
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 1,172,000,000
Holdings Count | Holdings	226
Advisory Fees Paid, Amount	$ 12,400,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$1,172
Number of Holdings	226
2024 Portfolio Turnover Rate	35%
Advisory Fees Paid in 2024 (Millions)	$12.4

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
Solaris Energy Infrastructure Cl. A	1.0
Kyndryl Holdings	1.0
Chart Industries	1.0
Lakeland Industries	0.9
Select Water Solutions Cl. A	0.9
Azenta	0.9
Knowles Corporation	0.9
CECO Environmental	0.8
FARO Technologies	0.8
Healthcare Services Group	0.8

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Service Class shares of the Fund held for less than 30 days were eliminated.

Effective September 30, 2024, Brendan J. Hartman is the Fund’s lead portfolio manager, James P. Stoeffel and James J. Harvey are portfolio managers, and Kavitha Venkatraman is assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce Premier Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Premier Fund
Class Name	Consultant Class
Trading Symbol	RPRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Premier Fund—Consultant Class	$226	2.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Premier Fund advanced 1.94% for the year, lagging its benchmark, the Russell 2000 Index, which was up 11.54% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Financials and Consumer Discretionary.

At the industry level, capital markets (Financials), machinery (Industrials), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was Ralph Lauren Cl. A.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Materials, Health Care and Communication Services.

At the industry level, chemicals (Materials), health care equipment & supplies (Health Care), and electronic equipment, instruments & components (Information Technology) were the largest detractors.

The Fund’s top detractor was Quaker Houghton.

Stock selection within Information Technology detracted most from relative results versus the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]
Average Annual Total Returns
Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Consultant Class	1.94	5.54	7.41
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 1,284,000,000
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 14,200,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$1,284
Number of Holdings	50
2024 Portfolio Turnover Rate	12%
Advisory Fees Paid in 2024 (Millions)	$14.2

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
SEI Investments	3.3
Arcosa	3.1
MKS Instruments	3.0
FirstService Corporation	3.0
JBT Marel	2.9
Innospec	2.9
ESCO Technologies	2.8
Stella-Jones	2.7
Colliers International Group	2.6
TMX Group	2.6

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective July 31, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective July 31, 2024, Lauren A. Romeo and Steven G. McBoyle are the Fund’s co-lead portfolio managers, and Andrew S. Palen is the Fund’s assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce Premier Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Premier Fund
Class Name	Investment Class
Trading Symbol	RYPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Premier Fund—Investment Class	$121	1.19%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Premier Fund advanced 2.97% for the year, lagging its benchmark, the Russell 2000 Index, which was up 11.54% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Financials and Consumer Discretionary.

At the industry level, capital markets (Financials), machinery (Industrials), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was Ralph Lauren Cl. A.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Materials, Health Care and Communication Services.

At the industry level, chemicals (Materials), health care equipment & supplies (Health Care), and electronic equipment, instruments & components (Information Technology) were the largest detractors.

The Fund’s top detractor was Quaker Houghton.

Stock selection within Information Technology detracted most from relative results versus the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]
Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Investment Class	2.97	6.71	8.60
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 1,284,000,000
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 14,200,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$1,284
Number of Holdings	50
2024 Portfolio Turnover Rate	12%
Advisory Fees Paid in 2024 (Millions)	$14.2

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions

SEI Investments	3.3
Arcosa	3.1
MKS Instruments	3.0
FirstService Corporation	3.0
JBT Marel	2.9
Innospec	2.9
ESCO Technologies	2.8
Stella-Jones	2.7
Colliers International Group	2.6
TMX Group	2.6

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Investment Class shares of the Fund held for less than 30 days were eliminated.

Effective July 31, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective July 31, 2024, Lauren A. Romeo and Steven G. McBoyle are the Fund’s co-lead portfolio managers, and Andrew S. Palen is the Fund’s assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce Premier Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Premier Fund
Class Name	Institutional Class
Trading Symbol	RPFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Premier Fund—Institutional Class	$114	1.12%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Premier Fund advanced 3.09% for the year, lagging its benchmark, the Russell 2000 Index, which was up 11.54% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Financials and Consumer Discretionary.

At the industry level, capital markets (Financials), machinery (Industrials), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was Ralph Lauren Cl. A.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Materials, Health Care and Communication Services.

At the industry level, chemicals (Materials), health care equipment & supplies (Health Care), and electronic equipment, instruments & components (Information Technology) were the largest detractors.

The Fund’s top detractor was Quaker Houghton.

Stock selection within Information Technology detracted most from relative results versus the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $1,000,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]
Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Institutional Class	3.09	6.79	8.67
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Additional Fund Statistics [Text Block]
Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$1,284
Number of Holdings	50
2024 Portfolio Turnover Rate	12%
Advisory Fees Paid in 2024 (Millions)	$14.2

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions

SEI Investments	3.3
Arcosa	3.1
MKS Instruments	3.0
FirstService Corporation	3.0
JBT Marel	2.9
Innospec	2.9
ESCO Technologies	2.8
Stella-Jones	2.7
Colliers International Group	2.6
TMX Group	2.6

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective July 31, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective July 31, 2024, Lauren A. Romeo and Steven G. McBoyle are the Fund’s co-lead portfolio managers, and Andrew S. Palen is the Fund’s assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce Premier Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Premier Fund
Class Name	Service Class
Trading Symbol	RPFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2024 to December 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Premier Fund—Service Class	$151	1.49%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Premier Fund advanced 2.71% for the year, lagging its benchmark, the Russell 2000 Index, which was up 11.54% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Financials and Consumer Discretionary.

At the industry level, capital markets (Financials), machinery (Industrials), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was Ralph Lauren Cl. A.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Materials, Health Care and Communication Services.

At the industry level, chemicals (Materials), health care equipment & supplies (Health Care), and electronic equipment, instruments & components (Information Technology) were the largest detractors.

The Fund’s top detractor was Quaker Houghton.

Stock selection within Information Technology detracted most from relative results versus the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]
Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Service Class	2.71	6.39	8.26
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 1,284,000,000
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 14,200,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$1,284
Number of Holdings	50
2024 Portfolio Turnover Rate	12%
Advisory Fees Paid in 2024 (Millions)	$14.2

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions

SEI Investments	3.3
Arcosa	3.1
MKS Instruments	3.0
FirstService Corporation	3.0
JBT Marel	2.9
Innospec	2.9
ESCO Technologies	2.8
Stella-Jones	2.7
Colliers International Group	2.6
TMX Group	2.65

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Service Class shares of the Fund held for less than 30 days were eliminated.

Effective July 31, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective July 31, 2024, Lauren A. Romeo and Steven G. McBoyle are the Fund’s co-lead portfolio managers, and Andrew S. Palen is the Fund’s assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce Small-Cap Special Equity Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Special Equity Fund
Class Name	Consultant Class
Trading Symbol	RSQCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2024 to December 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Small-Cap Special Equity Fund—Consultant Class	$226	2.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Special Equity Fund advanced 2.00% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Materials, Industrials and Communication Services.

At the industry level, construction materials (Materials), machinery (Industrials), and paper & forest products (Materials) contributed most.

The Fund’s top contributor was United States Lime & Minerals.

Stock selection within Materials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions came from Consumer Discretionary, Consumer Staples and Information Technology.

At the industry level, electronic equipment, instruments & components (Information Technology), consumer staples distribution & retail (Consumer Staples), and textiles, apparel & luxury goods (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Vishay Intertechnology.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Consultant Class	2.00	6.30	5.04
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 615,000,000
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 7,200,000
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$615
Number of Holdings	32
2024 Portfolio Turnover Rate	5%
Advisory Fees Paid in 2024 (Millions)	$7.2

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions

Mueller Industries	6.6
TEGNA	5.7
Standard Motor Products	5.3
United States Lime & Minerals	4.9
Vishay Intertechnology	4.4
Ennis	4.3
NVE Corporation	4.3
John B. Sanfilippo & Son	3.9
Ingles Markets Cl. A	3.6
Marcus & Millichap	3.6

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective May 1, 2024, Charles R. Dreifus is the Fund’s portfolio manager, and Steven G. McBoyle and Tim Hipskind are the Fund’s assistant portfolio managers.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce Small-Cap Special Equity Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Special Equity Fund
Class Name	Investment Class
Trading Symbol	RYSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2024 to December 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Special Equity Fund—Investment Class	$124	1.22%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Special Equity Fund advanced 3.05% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Materials, Industrials and Communication Services.

At the industry level, construction materials (Materials), machinery (Industrials), and paper & forest products (Materials) contributed most.

The Fund’s top contributor was United States Lime & Minerals.

Stock selection within Materials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Consumer Staples and Information Technology.

At the industry level, electronic equipment, instruments & components (Information Technology), consumer staples distribution & retail (Consumer Staples), and textiles, apparel & luxury goods (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Vishay Intertechnology.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Investment Class	3.05	7.46	6.16
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 615,000,000
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 7,200,000
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$615
Number of Holdings	32
2024 Portfolio Turnover Rate	5%
Advisory Fees Paid in 2024 (Millions)	$7.2

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
Mueller Industries	6.6
TEGNA	5.7
Standard Motor Products	5.3
United States Lime & Minerals	4.9
Vishay Intertechnology	4.4
Ennis	4.3
NVE Corporation	4.3
John B. Sanfilippo & Son	3.9
Ingles Markets Cl. A	3.6
Marcus & Millichap	3.6

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective May 1, 2024, Charles R. Dreifus is the Fund’s portfolio manager, and Steven G. McBoyle and Tim Hipskind are the Fund’s assistant portfolio managers.

Effective May 1, 2024, the early redemption fees imposed on sales of Investment Class shares of the Fund held for less than 30 days were eliminated.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce Small-Cap Special Equity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Special Equity Fund
Class Name	Institutional Class
Trading Symbol	RSEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268.
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Special Equity Fund—Institutional Class	$115	1.13%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Special Equity Fund advanced 3.11% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Materials, Industrials and Communication Services.

At the industry level, construction materials (Materials), machinery (Industrials), and paper & forest products (Materials) contributed most.

The Fund’s top contributor was United States Lime & Minerals.

Stock selection within Materials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Consumer Staples and Information Technology.

At the industry level, electronic equipment, instruments & components (Information Technology), consumer staples distribution & retail (Consumer Staples), and textiles, apparel & luxury goods (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Vishay Intertechnology.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $1,000,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Institutional Class	3.11	7.56	6.25
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 615,000,000
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 7,200,000
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$615
Number of Holdings	32
2024 Portfolio Turnover Rate	5%
Advisory Fees Paid in 2024 (Millions)	$7.2

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
Mueller Industries	6.6
TEGNA	5.7
Standard Motor Products	5.3
United States Lime & Minerals	4.9
Vishay Intertechnology	4.4
Ennis	4.3
NVE Corporation	4.3
John B. Sanfilippo & Son	3.9
Ingles Markets Cl. A	3.6
Marcus & Millichap	3.6

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective May 1, 2024, Charles R. Dreifus is the Fund’s portfolio manager, and Steven G. McBoyle and Tim Hipskind are the Fund’s assistant portfolio managers.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce Small-Cap Special Equity Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Special Equity Fund
Class Name	Service Class
Trading Symbol	RSEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2024 to December 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Special Equity Fund—Service Class	$151	1.49%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Special Equity Fund advanced 2.77% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Materials, Industrials and Communication Services.

At the industry level, construction materials (Materials), machinery (Industrials), and paper & forest products (Materials) contributed most.

The Fund’s top contributor was United States Lime & Minerals.

Stock selection within Materials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Consumer Staples and Information Technology.

At the industry level, electronic equipment, instruments & components (Information Technology), consumer staples distribution & retail (Consumer Staples), and textiles, apparel & luxury goods (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Vishay Intertechnology.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Service Class	2.77	7.21	5.92
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 615,000,000
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 7,200,000
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$615
Number of Holdings	32
2024 Portfolio Turnover Rate	5%
Advisory Fees Paid in 2024 (Millions)	$7.2

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
Mueller Industries	6.6
TEGNA	5.7
Standard Motor Products	5.3
United States Lime & Minerals	4.9
Vishay Intertechnology	4.4
Ennis	4.3
NVE Corporation	4.3
John B. Sanfilippo & Son	3.9
Ingles Markets Cl. A	3.6
Marcus & Millichap	3.6

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective May 1, 2024, Charles R. Dreifus is the Fund’s portfolio manager, and Steven G. McBoyle and Tim Hipskind are the Fund’s assistant portfolio managers.

Effective May 1, 2024, the early redemption fees imposed on sales of Service Class shares of the Fund held for less than 30 days were eliminated.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce Small-Cap Total Return Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Total Return Fund
Class Name	Consultant Class
Trading Symbol	RYTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2024 to December 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Total Return Fund—Consultant Class	$230	2.20%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.20%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Total Return Fund advanced 8.79% for the year, outperforming its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Information Technology and Industrials.

At the industry level, insurance (Financials), trading companies & distributors (Industrials), and capital markets (Financials) contributed most.

The Fund’s top contributor was International General Insurance Holdings.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Communication Services and Energy.

At the industry level, interactive media & services (Communication Services), specialty retail (Consumer Discretionary), and household durables (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Teradata Corporation.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Consultant Class	8.79	8.01	7.22
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 998,000,000
Holdings Count | Holdings	62
Advisory Fees Paid, Amount	$ 9,700,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$998
Number of Holdings	62
2024 Portfolio Turnover Rate	51%
Advisory Fees Paid in 2024 (Millions)	$9.7

Holdings [Text Block]	Portfolio Sector Breakdown
Largest Holdings [Text Block]
Top 10 Positions
Academy Sports & Outdoors	3.6
Kyndryl Holdings	3.4
Advance Auto Parts	3.2
Assured Guaranty	3.0
Kulicke & Soffa Industries	2.9
Barrett Business Services	2.8
International General Insurance Holdings	2.8
Hackett Group (The)	2.7
Healthcare Services Group	2.5
Air Lease Cl. A	2.4

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective July 31, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective July 31, 2024, Miles Lewis is the Fund’s lead portfolio manager, Joseph Hintz is portfolio manager, and Jag Sriram is assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce Small-Cap Total Return Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Total Return Fund
Class Name	Investment Class
Trading Symbol	RYTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2024 to December 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Total Return Fund—Investment Class	$123	1.17%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Total Return Fund advanced 10.03% for the year, outperforming its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Information Technology and Industrials.

At the industry level, insurance (Financials), trading companies & distributors (Industrials), and capital markets (Financials) contributed most.

The Fund’s top contributor was International General Insurance Holdings.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Communication Services and Energy.

At the industry level, interactive media & services (Communication Services), specialty retail (Consumer Discretionary), and household durables (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Teradata Corporation.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)
Average Annual Return [Table Text Block]
Average Annual Total Returns
Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Investment Class	10.03	9.11	8.29
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 998,000,000
Holdings Count | Holdings	62
Advisory Fees Paid, Amount	$ 9,700,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$998
Number of Holdings	62
2024 Portfolio Turnover Rate	51%
Advisory Fees Paid in 2024 (Millions)	$9.7

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
Academy Sports & Outdoors	3.6
Kyndryl Holdings	3.4
Advance Auto Parts	3.2
Assured Guaranty	3.0
Kulicke & Soffa Industries	2.9
Barrett Business Services	2.8
International General Insurance Holdings	2.8
Hackett Group (The)	2.7
Healthcare Services Group	2.5
Air Lease Cl. A	2.4

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Investment Class shares of the Fund held for less than 30 days were eliminated.

Effective July 31, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective July 31, 2024, Miles Lewis is the Fund’s lead portfolio manager, Joseph Hintz is portfolio manager, and Jag Sriram is assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce Small-Cap Total Return Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Total Return Fund
Class Name	Institutional Class
Trading Symbol	RTRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2024 to December 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Total Return Fund—Institutional Class	$112	1.07%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Total Return Fund advanced 10.19% for the year, outperforming its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Information Technology and Industrials.

At the industry level, insurance (Financials), trading companies & distributors (Industrials), and capital markets (Financials) contributed most.

The Fund’s top contributor was International General Insurance Holdings.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Communication Services and Energy.

At the industry level, interactive media & services (Communication Services), specialty retail (Consumer Discretionary), and household durables (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Teradata Corporation.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]	Cumulative Performance: Value of $1,000,000 Invested from 12/31/14 through 12/31/24 ($)
Average Annual Return [Table Text Block]

Average Annual Total Returns
Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Institutional Class	10.19	9.22	8.41
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 998,000,000
Holdings Count | Holdings	62
Advisory Fees Paid, Amount	$ 9,700,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$998
Number of Holdings	62
2024 Portfolio Turnover Rate	51%
Advisory Fees Paid in 2024 (Millions)	$9.7

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
Academy Sports & Outdoors	3.6
Kyndryl Holdings	3.4
Advance Auto Parts	3.2
Assured Guaranty	3.0
Kulicke & Soffa Industries	2.9
Barrett Business Services	2.8
International General Insurance Holdings	2.8
Hackett Group (The)	2.7
Healthcare Services Group	2.5
Air Lease Cl. A	2.4

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective July 1, 2024, Royce Investment Partners, investment adviser to the Fund, has contractually agreed, and without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Institutional Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.02% through April 30, 2025.

Effective July 31, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective July 31, 2024, Miles Lewis is the Fund’s lead portfolio manager, Joseph Hintz is portfolio manager, and Jag Sriram is assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce Small-Cap Total Return Fund - R Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Total Return Fund
Class Name	R Class
Trading Symbol	RTRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2024 to December 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Total Return Fund—R Class	$194	1.85%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Total Return Fund advanced 9.26% for the year, outperforming its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Information Technology and Industrials.

At the industry level, insurance (Financials), trading companies & distributors (Industrials), and capital markets (Financials) contributed most.

The Fund’s top contributor was International General Insurance Holdings.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Communication Services and Energy.

At the industry level, interactive media & services (Communication Services), specialty retail (Consumer Discretionary), and household durables (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Teradata Corporation.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)
Average Annual Return [Table Text Block]

Average Annual Total Returns
Through 12/31/24 (%)
	1-YR	5-YR	10-YR
R Class	9.26	8.38	7.60
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 998,000,000
Holdings Count | Holdings	62
Advisory Fees Paid, Amount	$ 9,700,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$998
Number of Holdings	62
2024 Portfolio Turnover Rate	51%
Advisory Fees Paid in 2024 (Millions)	$9.7

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
Academy Sports & Outdoors	3.6
Kyndryl Holdings	3.4
Advance Auto Parts	3.2
Assured Guaranty	3.0
Kulicke & Soffa Industries	2.9
Barrett Business Services	2.8
International General Insurance Holdings	2.8
Hackett Group (The)	2.7
Healthcare Services Group	2.5
Air Lease Cl. A	2.4

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective July 31, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective July 31, 2024, Miles Lewis is the Fund’s lead portfolio manager, Joseph Hintz is portfolio manager, and Jag Sriram is assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce Small-Cap Total Return Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Total Return Fund
Class Name	Service Class
Trading Symbol	RYTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Total Return Fund—Service Class	$154	1.47%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Total Return Fund advanced 9.69% for the year, outperforming its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Information Technology and Industrials.

At the industry level, insurance (Financials), trading companies & distributors (Industrials), and capital markets (Financials) contributed most.

The Fund’s top contributor was International General Insurance Holdings.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Communication Services and Energy.

At the industry level, interactive media & services (Communication Services), specialty retail (Consumer Discretionary), and household durables (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Teradata Corporation.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns
Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Service Class	9.69	8.82	7.99
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 998,000,000
Holdings Count | Holdings	62
Advisory Fees Paid, Amount	$ 9,700,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$998
Number of Holdings	62
2024 Portfolio Turnover Rate	51%
Advisory Fees Paid in 2024 (Millions)	$9.7

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
Academy Sports & Outdoors	3.6
Kyndryl Holdings	3.4
Advance Auto Parts	3.2
Assured Guaranty	3.0
Kulicke & Soffa Industries	2.9
Barrett Business Services	2.8
International General Insurance Holdings	2.8
Hackett Group (The)	2.7
Healthcare Services Group	2.5
Air Lease Cl. A	2.4

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Service Class shares of the Fund held for less than 30 days were eliminated.

Effective July 31, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective July 31, 2024, Miles Lewis is the Fund’s lead portfolio manager, Joseph Hintz is portfolio manager, and Jag Sriram is assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce Smaller-Companies Growth Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Smaller-Companies Growth Fund
Class Name	Investment Class
Trading Symbol	RVPHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Smaller-Companies Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Smaller-Companies Growth Fund—Investment Class	$138	1.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Smaller-Companies Growth Fund advanced 22.15% for the year, outperforming its benchmark, the Russell 2000 Growth Index, which was up 15.15% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Information Technology, Industrials and Health Care.

At the industry level, trading companies & distributors (Industrials), semiconductors & semiconductor equipment (Information Technology), and pharmaceuticals (Health Care) contributed most.

The Fund’s top contributor was FTAI Aviation.

Stock selection within Health Care contributed most to relative results versus the Russell 2000 Growth Index.

Top Detractors from Performance

The sectors making the largest detractions were Financials, Materials and Real Estate.

At the industry level, health care equipment & supplies (Health Care), chemicals (Materials), and machinery (Industrials) were the largest detractors.

The Fund’s top detractor was CVRx.

Stock selection within Financials detracted most from relative results versus the Russell 2000 Growth Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns
Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Investment Class	22.15	9.45	8.38
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Growth Index	15.15	6.86	8.09
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 188,000,000
Holdings Count | Holdings	78
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$188
Number of Holdings	78
2024 Portfolio Turnover Rate	73%
Advisory Fees Paid in 2024 (Millions)	$1.8

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
ACV Auctions Cl. A	2.7
Cantaloupe	2.5
Distribution Solutions Group	2.2
Semtech Corporation	2.1
Abacus Life	2.0
Freshpet	2.0
Guardian Pharmacy Services Cl. A	1.9
PAR Technology	1.9
Mirion Technologies Cl. A	1.9
Golar LNG	1.8

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Investment Class shares of the Fund held for less than 30 days were eliminated.

Effective January 1, 2025, Royce Investment Partners, investment adviser to the Fund, has contractually agreed, and without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.02% through April 30, 2025.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce Smaller-Companies Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Smaller-Companies Growth Fund
Class Name	Institutional Class
Trading Symbol	RVPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Smaller-Companies Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268
Additional Information Phone Number	1-800-221-4268.
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Smaller-Companies Growth Fund—Institutional Class	$138	1.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Smaller-Companies Growth Fund advanced 22.09% for the year, outperforming its benchmark, the Russell 2000 Growth Index, which was up 15.15% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Information Technology, Industrials and Health Care.

At the industry level, trading companies & distributors (Industrials), semiconductors & semiconductor equipment (Information Technology), and pharmaceuticals (Health Care) contributed most.

The Fund’s top contributor was FTAI Aviation.

Stock selection within Health Care contributed most to relative results versus the Russell 2000 Growth Index.

Top Detractors from Performance

The sectors making the largest detractions were Financials, Materials and Real Estate.

At the industry level, health care equipment & supplies (Health Care), chemicals (Materials), and machinery (Industrials) were the largest detractors.

The Fund’s top detractor was CVRx.

Stock selection within Financials detracted most from relative results versus the Russell 2000 Growth Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $1,000,000 Invested from 12/31/14 through 12/31/24 ($)
Average Annual Return [Table Text Block]

Average Annual Total Returns
Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Institutional Class	22.09	9.49	8.43
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Growth Index	15.15	6.86	8.09
Russell 2000 Index	11.54	7.40	7.82
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 188,000,000
Holdings Count | Holdings	78
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$188
Number of Holdings	78
2024 Portfolio Turnover Rate	73%
Advisory Fees Paid in 2024 (Millions)	$1.8

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
ACV Auctions Cl. A	2.7
Cantaloupe	2.5
Distribution Solutions Group	2.2
Semtech Corporation	2.1
Abacus Life	2.0
Freshpet	2.0
Guardian Pharmacy Services Cl. A	1.9
PAR Technology	1.9
Mirion Technologies Cl. A	1.9
Golar LNG	1.8

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective January 1, 2025, Royce Investment Partners, investment adviser to the Fund, has contractually agreed, and without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Institutional Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.02% through April 30, 2025.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce Smaller-Companies Growth Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Smaller-Companies Growth Fund
Class Name	Service Class
Trading Symbol	RYVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Smaller-Companies Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Smaller-Companies Growth Fund—Service Class	$165	1.49%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Smaller-Companies Growth Fund advanced 21.84% for the year, outperforming its benchmark, the Russell 2000 Growth Index, which was up 15.15% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Information Technology, Industrials and Health Care.

At the industry level, trading companies & distributors (Industrials), semiconductors & semiconductor equipment (Information Technology), and pharmaceuticals (Health Care) contributed most.

The Fund’s top contributor was FTAI Aviation.

Stock selection within Health Care contributed most to relative results versus the Russell 2000 Growth Index.

Top Detractors from Performance

The sectors making the largest detractions were Financials, Materials and Real Estate.

At the industry level, health care equipment & supplies (Health Care), chemicals (Materials), and machinery (Industrials) were the largest detractors.

The Fund’s top detractor was CVRx.

Stock selection within Financials detracted most from relative results versus the Russell 2000 Growth Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)
Average Annual Return [Table Text Block]

Average Annual Total Returns
Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Service Class	21.84	9.17	8.09
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Growth Index	15.15	6.86	8.09
Russell 2000 Index	11.54	7.40	7.82
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 188,000,000
Holdings Count | Holdings	78
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$188
Number of Holdings	78
2024 Portfolio Turnover Rate	73%
Advisory Fees Paid in 2024 (Millions)	$1.8

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
ACV Auctions Cl. A	2.7
Cantaloupe	2.5
Distribution Solutions Group	2.2
Semtech Corporation	2.1
Abacus Life	2.0
Freshpet	2.0
Guardian Pharmacy Services Cl. A	1.9
PAR Technology	1.9
Mirion Technologies Cl. A	1.9
Golar LNG	1.8

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Service Class shares of the Fund held for less than 30 days were eliminated.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce Small-Cap Value Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Value Fund
Class Name	Investment Class
Trading Symbol	RVVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Value Fund—Investment Class	$126	1.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Value Fund advanced 3.44% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Industrials and Information Technology.

At the industry level, banks (Financials), electronic equipment, instruments & components (Information Technology), and professional services (Industrials) contributed most.

The Fund’s top contributor was Flex.

Stock selection in Financials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Communication Services and Materials.

At the industry level, hotels, restaurants & leisure (Consumer Discretionary), communications equipment (Information Technology), and marine transportation (Industrials) were the largest detractors.

The Fund’s top detractor was Bloomin’ Brands.

An overweight in Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)
Average Annual Return [Table Text Block]

Average Annual Total Returns
Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Investment Class	3.44	7.28	5.93
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 109,000,000
Holdings Count | Holdings	81
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$109
Number of Holdings	81
2024 Portfolio Turnover Rate	43%
Advisory Fees Paid in 2024 (Millions)	$1.2

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
Sanmina Corporation	1.9
Flex	1.9
Village Super Market Cl. A	1.9
Tiptree	1.9
Buckle (The)	1.9
Allison Transmission Holdings	1.9
IBEX	1.8
Jabil	1.7
Lear Corporation	1.7
Diebold Nixdorf	1.7

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Investment Class shares of the Fund held for less than 30 days were eliminated.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce Small-Cap Value Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Value Fund
Class Name	Service Class
Trading Symbol	RYVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Value Fund for the period of January 1, 2024 to December 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Value Fund—Service Class	$151	1.49%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Value Fund advanced 3.25% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Industrials and Information Technology.

At the industry level, banks (Financials), electronic equipment, instruments & components (Information Technology), and professional services (Industrials) contributed most.

The Fund’s top contributor was Flex.

Stock selection in Financials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Communication Services and Materials.

At the industry level, hotels, restaurants & leisure (Consumer Discretionary), communications equipment (Information Technology), and marine transportation (Industrials) were the largest detractors.

The Fund’s top detractor was Bloomin’ Brands.

An overweight in Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns
Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Service Class	3.25	7.03	5.68
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 109,000,000
Holdings Count | Holdings	81
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$109
Number of Holdings	81
2024 Portfolio Turnover Rate	43%
Advisory Fees Paid in 2024 (Millions)	$1.2

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
Sanmina Corporation	1.9
Flex	1.9
Village Super Market Cl. A	1.9
Tiptree	1.9
Buckle (The)	1.9
Allison Transmission Holdings	1.9
IBEX	1.8
Jabil	1.7
Lear Corporation	1.7
Diebold Nixdorf	1.7

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Service Class shares of the Fund held for less than 30 days were eliminated.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.